THE HUNTINGTON FUNDS

HUNTINGTON WORLD INCOME FUND

SUPPLEMENT DATED NOVEMBER 28, 2012 TO THE HUNTINGTON WORLD

INCOME FUND’S PROSPECTUS DATED FEBRUARY 28, 2012

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF NOVEMBER 30, 2012, PLEASE REPLACE THE FEES AND

EXPENSES TABLE IN THE HUNTINGTON WORLD INCOME FUND’S

PROSPECTUS ON PAGE 2 WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information – Sales Charge Reduction/Waivers (Class A Shares)” at page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)	1.29%	1.29%
Acquired Fund Fees and Expenses	0.07%	0.07%

Total Annual Fund Operating Expenses	1.86%	2.11%
Fee Waivers and/or Expense Reimbursements(1)	(0.76)%	(0.76)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.10%	1.35%

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.10% and 1.35% of the Trust Shares and Class A Shares daily net assets, respectively, through February 27, 2015. While the Advisor does not anticipate terminating this arrangement prior to February 27, 2015, this arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$112	$350	$780	$1,980
Class A Shares	$606	$882	$1,343	$2,616

SUPPLEMENT DATED NOVEMBER 28, 2012 TO THE HUNTINGTON WORLD

INCOME FUND’S PROSPECTUS DATED FEBRUARY 28, 2012

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF DECEMBER 1, 2012, PLEASE REPLACE THE SECTION

ENTITLED “ADMINISTRATION SERVICES” IN THE HUNTINGTON WORLD

INCOME FUND’S PROSPECTUS ON PAGE 18 WITH THE FOLLOWING:

Administration Services

Huntington Asset Services, Inc. (“HASI”), a wholly owned subsidiary of Huntington Bancshares, Incorporated, provides administration, financial administration and accounting services at the following annual rate on a tiered basis:

Fee Rate	Average Daily Net Assets of the Fund
0.1822%	on the first $4 billion
0.1650%	on the next $2 billion
0.1575%	on the next $2 billion
0.1450%	on assets in excess of $8 billion

There is no minimum annual fee per Fund or class of Shares.

The Advisor and its affiliates may pay out of their own reasonable resources and profits, fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

SUPPLEMENT DATED NOVEMBER 28, 2012 TO THE HUNTINGTON WORLD

INCOME FUND’S PROSPECTUS DATED FEBRUARY 28, 2012

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF NOVEMBER 30, 2012, PLEASE REPLACE THE SECTION

ENTITLED “ADVISORY SERVICES” IN THE HUNTINGTON WORLD INCOME

FUND’S PROSPECTUS ON PAGE 25 WITH THE FOLLOWING:

Advisory Services

The Trust pays the Advisor management fees as a percentage of average daily net assets (“ADNA”) for its services as investment advisor as follows:

Fund	Tiered	Annual Rate
World Income Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

The Advisor has agreed to contractually waive all or a portion of its management fee for the Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.10% and 1.35% of Trust Shares and Class A Shares, respectively, through February 27, 2015.

THE HUNTINGTON FUNDS

HUNTINGTON WORLD INCOME FUND

SUPPLEMENT DATED NOVEMBER 28, 2012 TO THE STATEMENT OF

ADDITIONAL INFORMATION DATED FEBRUARY 28, 2012

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF NOVEMBER 8, 2012, PLEASE REPLACE THE SECTION

TITLED, “COMMITTEES OF THE BOARD OF TRUSTEES” ON PAGES 42

THROUGH 43 OF THE STATEMENT OF ADDITIONAL INFORMATION

WITH THE FOLLOWING:

COMMITTEES OF THE BOARD OF TRUSTEES

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Audit	Eddie R. Munson David S. Schoedinger Tadd C. Seitz Mark D. Shary (Chairman) William H. Zimmer, III Thomas J. Westerfield	The purposes of the Audit Committee are to oversee the Trust’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust’s independent auditors and the full Board of Trustees. The Audit Committee also serves as the Qualified Legal Compliance Committee.	2

Compliance	Thomas J. Westerfield (Chairman) David S. Schoedinger Tadd C. Seitz Mark D. Shary William H. Zimmer, III	The purpose of the Compliance Committee is to oversee the Trust’s compliance with the legal and regulatory requirements of the Trust’s operations, including compliance with securities laws and regulations.	4
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Nominating	David S. Schoedinger (Chairman) Tadd C. Seitz Mark D. Shary William H. Zimmer, III Thomas J. Westerfield Eddie R. Munson	The purpose of the Nominating Committee is to nominate a person or persons to serve as a member of the Board of Trustees. The Nominating Committee will consider nominees recommended by Shareholders. The Nominating Committee shall be comprised of all Independent Trustees. Recommendations should be submitted to the Nominating Committee in care of The Huntington Funds.	0
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Special Proxy Voting	David S. Schoedinger Tadd C. Seitz Mark D. Shary William H. Zimmer, III	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Trust with respect to specific votes referred by the Trust’s Advisor.	0

SUPPLEMENT DATED NOVEMBER 28, 2012 TO THE STATEMENT OF

ADDITIONAL INFORMATION DATED FEBRUARY 28, 2012

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF NOVEMBER 30, 2012, PLEASE REPLACE THE SECTION

TITLED, “VOTING PROXIES ON FUND PORTFOLIO SECURITIES” ON PAGES 50

THROUGH 42 OF THE STATEMENT OF ADDITIONAL INFORMATION

WITH THE FOLLOWING:

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Under rule 206(4)-6 of the Advisers Act (the “Act”), it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The Trustees have delegated to the Advisor authority to vote proxies on the securities held in the Fund’s portfolios. The Advisor’s proxy voting policies are set forth below, and shall govern its voting of such proxies.

I. Policy

It is the policy of Huntington Asset Advisors (“Advisor”) to vote proxies associated with securities held by the Huntington Funds in the best interest of the shareholders of the Huntington Funds (the “Funds”), and to vote proxies associated with other customers in the best interest of those customers. The Advisor will employ an independent third party (currently Broadridge Financial Solutions, Inc. (“Broadridge”)) to (i) research all proxies for which the Advisor has authority to vote (except, as described below, for proxy votes which pertain to the Funds or which are required to be voted in a particular manner under applicable law), (ii) to recommend a vote according to the guidelines published by the independent third party and/or according the these Policies, and (iii) to cast a vote consistent with the recommendation of the independent third party (unless the Special Proxy Voting Committee overrides the recommendation of the independent third party), or as required by applicable law (as described below). Proxy voting matters which pertain to the Funds for which a vote has already been cast by the Board of Trustees of the Funds, will be cast according to the vote of the independent Trustees of the Board of Trustees of the Funds.

Certain Funds may be required to vote proxies in a manner specified under the Investment Company Act of 1940 (the “40 Act”). In particular, a Fund that relies on Section 12(d)(1)(F) of the 40 Act to invest in the securities of other investment companies must vote its shares in an underlying investment company in accordance with Section 12(d)(1)(E) of the 40 Act. Additionally, Affiliated Funds of Funds that rely on Section 12(d)(1)(G) have the potential to present unique conflicts of interest in proxy voting. Therefore, with respect to those Funds that rely on Section 12(d)(1)(F), and with respect to the Affiliated Funds of Funds that rely on Section 12(d)(1)(G), HAA and the independent third party will have no discretion in voting proxies and HAA will instruct the independent third party to vote those Funds’ proxies on underlying investment companies in the same proportion as the vote of all other holders of such securities (commonly referred to as “echo” or “mirror” voting).

The President of the Advisor will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with, as applicable: (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer, to the Special Proxy Voting Committee, any proxy vote related to holdings of the Funds that would be impractical or inappropriate to resolve by following the voting recommendation of the independent third party vote.

II. Committees

1.	Proxy Review Committee

a.	The purpose of the Proxy Review Committee is to monitor the recommendations made and votes cast by the independent third party to assure that such votes are consistent with, as applicable, (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

b.	The Proxy Review Committee will report, to the President of the Advisor, on a quarterly basis the results of its monitoring activities. Any votes that appear inconsistent with these Policies will be reported to the Advisor immediately.

c.	The Proxy Review Committee will provide the Special Proxy Voting Committee with the information it needs for the Committee to determine how to vote a proxy, including information pertaining to any possible conflict of interest.

d.	The President of the Advisor will appoint the members of the Proxy Review Committee.

2.	Special Proxy Voting Committee

a.	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Funds with respect to specific votes referred by the Funds’ Advisor.

b.	The Special Proxy Voting Committee shall be composed exclusively of the independent Trustees of the Board of Trustees of the Funds.

c.	The Special Proxy Voting Committee will conduct its activities according to the Special Proxy Voting Committee Charter.

III. Conflicts of Interest

The Advisor will ensure that proxy votes are voted in the Funds’ best interest and are not affected by the Advisor’s conflicts of interest. Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party’s pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor. If, for any reason, the third party makes no recommendation about a particular issue, the proxy voting committee will attempt to cast a vote according to the most reasonably applicable pre-determined policy. For proxy votes on issues held by the Funds for which the Advisor overrides the recommendation of the independent third party, or for which no recommendation is made by the third party, the Advisor will grant voting authority to the Special Proxy Voting Committee.

IV. Guidelines

The Advisor has adopted proxy voting guidelines provided by Broadridge, as they may be amended from time to time, to further the interest of the Funds’ shareholders with respect to proxy voting matters. A current summary of the pre-determined proxy voting guidelines can be found at www.huntingtonfunds.com. The Proxy Review Committee will review the proxy voting guidelines no less frequently than annually to assure that votes continue to be cast in the best interest of shareholders of the Funds. Any changes in the guidelines will be communicated at least annually by the Proxy Review Committee to the Advisor’s Investment Policy Committee and the Chief Compliance Officer of the Funds.

V. Recordkeeping

In accordance with Rule 204-2, under the Advisers Act, as amended, the Advisor must retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor may rely on proxy statements filed on the SEC’s EDGAR system (instead of keeping its own copies), as well as proxy statements and records of its votes cast that are maintained with an independent third party such as Broadridge, provided that the Advisor obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

Proxy Voting Report

A report on “Form N-PX” of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available without charge through The Huntington Funds’ website. Go to www.huntingtonfunds.com and select the link “Proxy Voting Record. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

SUPPLEMENT DATED NOVEMBER 28, 2012 TO THE STATEMENT OF

ADDITIONAL INFORMATION DATED FEBRUARY 28, 2012

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF DECEMBER 1, 2012, PLEASE REPLACE THE SERVICE

PROVIDERS LISTING ON PAGE 47 OF THE STATEMENT OF ADDITIONAL

INFORMATION WITH THE FOLLOWING:

Distributor

Unified Financial Securities, Inc.

2960 N. Meridian Street

Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

Investment Advisor

Huntington Asset Advisors, Inc.

41 South High Street

Columbus, OH 43287

Custodian

The Huntington National Bank

41 South High Street

Columbus, OH 43287

Sub-Custodian

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Administrator, Fund Accountant, Transfer Agent and

Dividend Disbursing Agent

Huntington Asset Services, Inc.

2960 N. Meridian St.

Suite 300

Indianapolis, IN 46208

Independent Registered Public Accounting Firm

Ernst & Young LLP

1100 Huntington Center

41 South High Street

Columbus, Ohio 43215